Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
Morgan Stanley Mid Cap Growth Fund (Prospectus Summary): | Morgan Stanley Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MID CAP GROWTH FUND
Supplement Text	ck0000711674_SupplementTextBlock	Morgan Stanley October 4, 2011 Supplement SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUS OF MORGAN STANLEY MID CAP GROWTH FUND Dated January 31, 2011
Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fourth paragraph under the section entitled "Fund Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0000711674_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Morgan Stanley Mid Cap Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRAX
Morgan Stanley Mid Cap Growth Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRBX
Morgan Stanley Mid Cap Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRCX
Morgan Stanley Mid Cap Growth Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRDX